Exploration and evaluation	12 Months Ended
Dec. 31, 2025
Exploration and evaluation
Exploration and evaluation
12.	Exploration and evaluation

	2025	2024
	($)	($)

Net book value - Beginning of period	86,258	70,135
Additions	6,603	9,141
Depreciation capitalized	823	640
Currency translation adjustments	(4,049)	6,342
Net book value – End of period	89,635	86,258

Cost	189,842	186,465
Accumulated impairment	(100,207)	(100,207)
Net book value – End of period	89,635	86,258